Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000018478 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000018478 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000018478 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000018478 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018478 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000018478 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000018478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000018478 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000018478 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000018478 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000018478 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000018478 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.41%
C000018478 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000018478 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000018478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000018478 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000018478 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000018478 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000018478 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018478 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000018478 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018478 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000117698 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000117698 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000117698 | Media
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000117698 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000117698 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000117698 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000117698 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000117698 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000117698 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.51%
C000117698 | Banking
Holdings [Line Items]
Percent of Net Asset Value	15.42%
C000117698 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000117698 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000117698 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000117698 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000117698 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000117698 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	13.04%
C000117698 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000117698 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000117698 | Russia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117698 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000117698 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000117698 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000117698 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000117698 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000117698 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000117698 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000117698 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000117698 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000117698 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000117698 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000117698 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000117698 | Greece
Holdings [Line Items]
Percent of Net Asset Value	7.54%
C000117698 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.48%
C000117698 | India
Holdings [Line Items]
Percent of Net Asset Value	14.12%
C000117698 | China
Holdings [Line Items]
Percent of Net Asset Value	19.04%
C000117698 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000163395 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.71%
C000163395 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000163395 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000163395 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000163395 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000163395 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000163395 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000163395 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.97%
C000163395 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000163395 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000163395 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000163395 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	11.42%
C000163395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.96%
C000163395 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	15.38%
C000163395 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000163395 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163395 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000163395 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000163395 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.33%
C000163395 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163395 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000079419 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000079419 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000079419 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.95%
C000079419 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000079419 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000079419 | Banking
Holdings [Line Items]
Percent of Net Asset Value	20.36%
C000079419 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	14.23%
C000079419 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000079419 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000079419 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000079419 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000079419 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	9.46%
C000079419 | MUTUAL FUND
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000079419 | CONSUMER DISCRETIONARY SERVICES
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000079419 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000018479 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000018479 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000018479 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000018479 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018479 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000018479 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000018479 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000018479 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000018479 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000018479 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000018479 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000018479 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.41%
C000018479 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000018479 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000018479 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000018479 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000018479 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000018479 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000018479 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018479 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000018479 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018479 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000079421 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000079421 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000079421 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.95%
C000079421 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000079421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000079421 | Banking
Holdings [Line Items]
Percent of Net Asset Value	20.36%
C000079421 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	14.23%
C000079421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000079421 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000079421 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000079421 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000079421 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	9.46%
C000079421 | MUTUAL FUND
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000079421 | CONSUMER DISCRETIONARY SERVICES
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000079421 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117696 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000117696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000117696 | Media
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000117696 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000117696 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000117696 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000117696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000117696 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000117696 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.51%
C000117696 | Banking
Holdings [Line Items]
Percent of Net Asset Value	15.42%
C000117696 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000117696 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000117696 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000117696 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000117696 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000117696 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	13.04%
C000117696 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000117696 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000117696 | Russia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117696 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000117696 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000117696 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000117696 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000117696 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000117696 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000117696 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000117696 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000117696 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000117696 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000117696 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000117696 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000117696 | Greece
Holdings [Line Items]
Percent of Net Asset Value	7.54%
C000117696 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.48%
C000117696 | India
Holdings [Line Items]
Percent of Net Asset Value	14.12%
C000117696 | China
Holdings [Line Items]
Percent of Net Asset Value	19.04%
C000117696 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000018482 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000018482 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.61%
C000018482 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000018482 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018482 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000018482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000018482 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	16.57%
C000018482 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000018482 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000018482 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000018482 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.56%
C000018482 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018482 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000018482 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000018482 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000018482 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018482 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000018482 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.57%
C000018482 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018482 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000018482 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000018482 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000018482 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018482 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018482 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000018482 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018482 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000018482 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000018482 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000018482 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000018482 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000018482 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000018482 | France
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000018482 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000018480 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000018480 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000018480 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000018480 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018480 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000018480 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000018480 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000018480 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000018480 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000018480 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000018480 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000018480 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.41%
C000018480 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000018480 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000018480 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000018480 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000018480 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000018480 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000018480 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018480 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000018480 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018480 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000117697 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000117697 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000117697 | Media
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000117697 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000117697 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000117697 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000117697 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000117697 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000117697 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.51%
C000117697 | Banking
Holdings [Line Items]
Percent of Net Asset Value	15.42%
C000117697 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000117697 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000117697 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000117697 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000117697 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000117697 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	13.04%
C000117697 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000117697 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000117697 | Russia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117697 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000117697 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000117697 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000117697 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000117697 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000117697 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000117697 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000117697 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000117697 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000117697 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000117697 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000117697 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000117697 | Greece
Holdings [Line Items]
Percent of Net Asset Value	7.54%
C000117697 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.48%
C000117697 | India
Holdings [Line Items]
Percent of Net Asset Value	14.12%
C000117697 | China
Holdings [Line Items]
Percent of Net Asset Value	19.04%
C000117697 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000018481 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000018481 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.61%
C000018481 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000018481 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018481 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000018481 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000018481 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	16.57%
C000018481 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000018481 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000018481 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000018481 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.56%
C000018481 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018481 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000018481 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000018481 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000018481 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018481 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000018481 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.57%
C000018481 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018481 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000018481 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000018481 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000018481 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018481 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018481 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000018481 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018481 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000018481 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000018481 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000018481 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000018481 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000018481 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000018481 | France
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000018481 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000079420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000079420 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000079420 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.95%
C000079420 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000079420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000079420 | Banking
Holdings [Line Items]
Percent of Net Asset Value	20.36%
C000079420 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	14.23%
C000079420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000079420 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000079420 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000079420 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000079420 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	9.46%
C000079420 | MUTUAL FUND
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000079420 | CONSUMER DISCRETIONARY SERVICES
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000079420 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117701 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000117701 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000117701 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000117701 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000117701 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000117701 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117701 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000117701 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000117701 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.12%
C000117701 | Banking
Holdings [Line Items]
Percent of Net Asset Value	11.32%
C000117701 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000117701 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000117701 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.79%
C000117701 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000117701 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	13.06%
C000117701 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000117701 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000117701 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000117701 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000117701 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000117701 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.19%
C000117701 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000076265 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000076265 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000076265 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000076265 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076265 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000076265 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000076265 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000076265 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000076265 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000076265 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000076265 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000076265 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.41%
C000076265 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000076265 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000076265 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000076265 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000076265 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000076265 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000076265 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076265 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000076265 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076265 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000163396 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.71%
C000163396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000163396 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000163396 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000163396 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000163396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000163396 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000163396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.97%
C000163396 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000163396 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000163396 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000163396 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	11.42%
C000163396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.96%
C000163396 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	15.38%
C000163396 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000163396 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163396 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000163396 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000163396 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.33%
C000163396 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163396 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000018483 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000018483 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.61%
C000018483 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000018483 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018483 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000018483 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000018483 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	16.57%
C000018483 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000018483 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000018483 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000018483 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.56%
C000018483 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018483 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000018483 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000018483 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000018483 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018483 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000018483 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.57%
C000018483 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018483 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000018483 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000018483 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000018483 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018483 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018483 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000018483 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018483 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000018483 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000018483 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000018483 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000018483 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000018483 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000018483 | France
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000018483 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000076266 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000076266 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000076266 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000076266 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076266 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000076266 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000076266 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000076266 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000076266 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000076266 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000076266 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000076266 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.41%
C000076266 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000076266 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000076266 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000076266 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000076266 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000076266 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000076266 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076266 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000076266 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076266 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000117699 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000117699 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000117699 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000117699 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000117699 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000117699 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117699 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000117699 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000117699 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.12%
C000117699 | Banking
Holdings [Line Items]
Percent of Net Asset Value	11.32%
C000117699 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000117699 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000117699 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.79%
C000117699 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000117699 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	13.06%
C000117699 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000117699 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000117699 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000117699 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000117699 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000117699 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.19%
C000117699 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000076268 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000076268 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.61%
C000076268 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000076268 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076268 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000076268 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000076268 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	16.57%
C000076268 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000076268 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000076268 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000076268 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.56%
C000076268 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000076268 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000076268 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000076268 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000076268 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076268 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000076268 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.57%
C000076268 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000076268 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000076268 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000076268 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000076268 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000076268 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076268 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000076268 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076268 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000076268 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000076268 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000076268 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000076268 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000076268 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000076268 | France
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000076268 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000163394 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.71%
C000163394 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000163394 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000163394 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000163394 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000163394 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000163394 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000163394 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.97%
C000163394 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000163394 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000163394 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000163394 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	11.42%
C000163394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.96%
C000163394 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	15.38%
C000163394 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000163394 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163394 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000163394 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000163394 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.33%
C000163394 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163394 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000117700 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000117700 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000117700 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000117700 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000117700 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000117700 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117700 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000117700 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000117700 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.12%
C000117700 | Banking
Holdings [Line Items]
Percent of Net Asset Value	11.32%
C000117700 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000117700 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000117700 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.79%
C000117700 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000117700 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	13.06%
C000117700 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000117700 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000117700 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000117700 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000117700 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000117700 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.19%
C000117700 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.98%